INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2019
INVENTORIES, NET
Schedule of inventories

, NET

Inventories consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Small component parts	¥55,726	¥57,060	$8,310
Purchased goods and raw materials	59,328	226,868	33,038
Work in process and goods on site	5,155,215	533,924	77,754
Finished goods	2,888,096	452,671	65,922
Allowance for slow moving inventory	(1,399,524)	—	—
Total inventories, net	¥6,758,841	¥1,270,523	$185,024

Schedule of movement of allowance for slow-moving inventories

Movement of allowance for slow-moving inventories is as follows:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥4,024,663	¥1,399,524	$203,810
Charge to cost of sales	65,245	65,380	9,521
Less: Selling of slow-moving items	(2,690,384)	(1,464,904)	(213,331)
Ending balance	¥1,399,524	¥—	$—